Schedule of Investments
July 31, 2022
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.13%
Australia–1.98%
CSL Ltd.	206,072	$41,850,296
Brazil–2.72%
B3 S.A. - Brasil, Bolsa, Balcao	11,613,606	24,892,231
MercadoLibre, Inc.(a)	13,553	11,028,211
Rede D’Or Sao Luiz S.A.(b)	3,470,300	21,724,168
		57,644,610
Canada–7.66%
Bank of Nova Scotia (The)(c)	591,897	36,057,854
CGI, Inc., Class A(a)	476,782	40,881,390
Magna International, Inc.	524,659	33,502,297
Ritchie Bros. Auctioneers, Inc.	716,978	51,678,630
		162,120,171
China–9.55%
Airtac International Group	484,000	13,284,854
China Mengniu Dairy Co. Ltd.(a)	9,129,000	42,523,584
China Resources Beer Holdings Co. Ltd.	5,954,000	41,317,521
JD.com, Inc., ADR(c)	535,333	31,852,313
Wuliangye Yibin Co. Ltd., A Shares	1,100,797	29,224,078
Yum China Holdings, Inc.	902,418	43,956,781
		202,159,131
Denmark–3.26%
Carlsberg A/S, Class B	163,681	21,197,659
Novo Nordisk A/S, Class B	406,349	47,789,856
		68,987,515
France–9.40%
Air Liquide S.A.	214,981	29,628,974
Arkema S.A.	293,470	27,909,180
Kering S.A.	28,554	16,383,393
LVMH Moet Hennessy Louis Vuitton SE	44,848	31,196,575
Pernod Ricard S.A.	116,959	23,018,741
Schneider Electric SE	299,363	41,522,632
TotalEnergies SE	573,028	29,230,489
		198,889,984
Germany–1.26%
Deutsche Boerse AG	153,070	26,681,766
Hong Kong–3.10%
AIA Group Ltd.	4,065,400	41,031,295
Techtronic Industries Co. Ltd.	2,193,500	24,477,555
		65,508,850
India–2.46%
HDFC Bank Ltd., ADR	829,812	52,112,194
Ireland–2.72%
CRH PLC	967,624	37,070,558
Flutter Entertainment PLC(a)	203,352	20,431,226
		57,501,784
Italy–1.78%
FinecoBank Banca Fineco S.p.A.	3,009,321	37,581,198
Shares		Value
Japan–11.63%
Asahi Group Holdings Ltd.	655,300	$22,730,233
FANUC Corp.	249,712	43,143,323
Hoya Corp.	274,900	27,612,630
Keyence Corp.	26,200	10,397,349
Koito Manufacturing Co. Ltd.	482,400	15,874,657
Komatsu Ltd.	424,100	9,690,105
Olympus Corp.	2,238,500	47,440,691
SMC Corp.	28,100	13,906,714
Sony Group Corp.	308,600	26,416,116
TIS, Inc.(c)	1,020,500	28,799,804
		246,011,622
Mexico–2.58%
Wal-Mart de Mexico S.A.B. de C.V., Series V	15,049,771	54,513,016
Netherlands–5.56%
ASML Holding N.V.	54,962	31,557,021
Heineken N.V.	369,103	36,360,989
Shell PLC	503,945	13,465,285
Wolters Kluwer N.V.	333,847	36,274,659
		117,657,954
Singapore–1.94%
United Overseas Bank Ltd.	2,048,266	40,954,812
South Korea–3.19%
NAVER Corp.	175,209	35,128,918
Samsung Electronics Co. Ltd.	683,204	32,400,264
		67,529,182
Spain–1.20%
Amadeus IT Group S.A.(a)	435,729	25,424,509
Sweden–6.69%
Husqvarna AB, Class B	1,852,135	14,780,086
Investor AB, Class B	2,783,839	52,176,462
Sandvik AB	3,102,744	57,129,545
Svenska Handelsbanken AB, Class A	1,930,017	17,413,120
		141,499,213
Switzerland–1.51%
Kuehne + Nagel International AG, Class R(c)	41,302	11,122,413
Logitech International S.A., Class R(c)	368,787	20,774,501
		31,896,914
Taiwan–1.97%
Taiwan Semiconductor Manufacturing Co. Ltd.	2,436,887	41,732,850
United Kingdom–7.15%
Ashtead Group PLC	640,604	36,121,015
DCC PLC	500,011	32,657,849
Linde PLC	105,575	31,883,650
Reckitt Benckiser Group PLC	622,983	50,574,143
		151,236,657

See accompanying notes which are an integral part of this schedule.
Invesco EQV International Equity Fund

Shares		Value
United States–8.82%
Amcor PLC, CDI	823,842	$10,679,778
Broadcom, Inc.	127,940	68,509,311
ICON PLC(a)(c)	201,554	48,624,902
Nestle S.A.	297,069	36,486,381
Roche Holding AG	67,282	22,343,056
		186,643,428
Total Common Stocks & Other Equity Interests (Cost $1,599,821,733)		2,076,137,656
Money Market Funds–1.54%
Invesco Government & Agency Portfolio, Institutional Class, 1.71%(d)(e)	11,419,768	11,419,768
Invesco Liquid Assets Portfolio, Institutional Class, 1.67%(d)(e)	8,010,282	8,010,282
Invesco Treasury Portfolio, Institutional Class, 1.66%(d)(e)	13,051,163	13,051,163
Total Money Market Funds (Cost $32,479,373)		32,481,213
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-99.67% (Cost $1,632,301,106)		2,108,618,869
Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.23%
Invesco Private Government Fund, 1.77%(d)(e)(f)	7,306,120	$7,306,120
Invesco Private Prime Fund, 1.89%(d)(e)(f)	18,787,166	18,787,166
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $26,093,287)		26,093,286
TOTAL INVESTMENTS IN SECURITIES—100.90% (Cost $1,658,394,393)		2,134,712,155
OTHER ASSETS LESS LIABILITIES–(0.90)%		(18,999,042)
NET ASSETS–100.00%		$2,115,713,113
Investment Abbreviations:
ADR	– American Depositary Receipt
CDI	– CREST Depository Interest
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at July 31, 2022 represented 1.03% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at July 31, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$19,221,547	$244,139,215	$(251,940,994)	$-	$-	$11,419,768	$63,330
Invesco Liquid Assets Portfolio, Institutional Class	13,158,402	174,385,153	(179,528,237)	(1,395)	(3,641)	8,010,282	32,218
Invesco Treasury Portfolio, Institutional Class	21,967,482	279,016,246	(287,932,565)	-	-	13,051,163	45,050
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	26,320,731	203,287,642	(222,302,253)	-	-	7,306,120	63,267*
Invesco Private Prime Fund	61,415,040	379,661,020	(422,290,782)	-	1,888	18,787,166	184,400*
Total	$142,083,202	$1,280,489,276	$(1,363,994,831)	$(1,395)	$(1,753)	$58,574,499	$388,265

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco EQV International Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$41,850,296	$—	$41,850,296
Brazil	57,644,610	—	—	57,644,610
Canada	162,120,171	—	—	162,120,171
China	75,809,094	126,350,037	—	202,159,131
Denmark	—	68,987,515	—	68,987,515
France	—	198,889,984	—	198,889,984
Germany	—	26,681,766	—	26,681,766
Hong Kong	—	65,508,850	—	65,508,850
India	52,112,194	—	—	52,112,194
Ireland	—	57,501,784	—	57,501,784
Italy	—	37,581,198	—	37,581,198
Japan	—	246,011,622	—	246,011,622
Mexico	54,513,016	—	—	54,513,016
Netherlands	—	117,657,954	—	117,657,954
Singapore	—	40,954,812	—	40,954,812
South Korea	—	67,529,182	—	67,529,182
Spain	—	25,424,509	—	25,424,509
Sweden	—	141,499,213	—	141,499,213
Switzerland	—	31,896,914	—	31,896,914
Taiwan	—	41,732,850	—	41,732,850
United Kingdom	31,883,650	119,353,007	—	151,236,657
United States	117,134,213	69,509,215	—	186,643,428
Money Market Funds	32,481,213	26,093,286	—	58,574,499
Total Investments	$583,698,161	$1,551,013,994	$—	$2,134,712,155
Invesco EQV International Equity Fund